Personnel expenses (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Personnel Expenses [Abstract]
Salaries and wages	₨ 5,245,215	₨ 4,907,965	₨ 4,122,783
Contribution to provident fund and other funds	363,264	327,117	258,655
Staff welfare expenses	80,453	70,498	50,305
Employee stock compensation expense	1,880	6,874	16,494
Employee benefits expense	5,690,812	5,312,454	4,448,237
Attributable to cost of sales	2,873,767	2,859,329	2,407,234
Attributable to Selling and marketing expenses	57,966	42,016	30,320
Attributable to selling, general and administrative expenses	₨ 2,759,079	₨ 2,411,109	₨ 2,010,683